ACQUISITIONS (Tables)	6 Months Ended	7 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of fair value of the assets purchased and liabilities

Amount
(unaudited)
Cash and cash equivalent	6,114
Accounts receivable	51,283
Prepaid expenses and other current assets	1,775
Property and equipment, net	1,273
other payables	110,232
Accrued expenses and other current liabilities	219
Total net assets	(50,006)
Attributed to the Company	(50,006)
Consideration:
Accumulated 10,000,000 common stock	10,000
Goodwill	60,006

National Holdings Investments Ltd [Member]
Schedule of fair value of the assets purchased and liabilities

Amount
Cash and cash equivalents	21,468
Accounts receivable	49,978
Prepaid expenses and other current assets	15,634
Other receivables	242
Property and equipment, net	1,464
Other payables	91,630
Total net assets	(2,844)
Attributed to the Company	(2,844)
Total purchase consideration	-
Goodwill	2,844